Share-based Compensation - Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average volatility period	10 years
Weighted average risk free period	10 years